Concentrations of Credit Risk	9 Months Ended
Sep. 30, 2021
Risks and Uncertainties [Abstract]
Concentrations of Credit Risk	Concentrations of Credit Risk
Our financial instruments that are potentially subject to concentrations of credit risk consist primarily of cash, cash equivalents, and accounts receivable. While our cash and cash equivalents are managed by reputable financial institutions, the Company’s cash balances with the individual institutions may at times exceed the federally insured limits. At December 31, 2020, substantially all of the Company’s cash and cash equivalents were held at two financial institutions. The Company believes these financial institutions are financially sound and that minimal credit risk exists.
The Company receives payment for medical services provided to patients by its physicians through contracts with payers. Six payers within the network accounted for approximately 75%, 74% and 69% of such payments for the years ended December 31, 2020, 2019 and 2018, respectively. The Company evaluates accounts receivable to determine if they will ultimately be collected. In performing this evaluation, significant judgments and estimates are involved, such as past experience, credit quality, age of the receivable balance and current economic conditions that may affect ability to pay. As of December 31, 2020, 2019 and 2018, the Company had six payers within the network that made up approximately 70%, 69% and 68%, respectively, of accounts receivable.
Concentrations of Credit Risk Our financial instruments that are potentially subject to concentrations of credit risk consist primarily of cash, cash equivalents, and accounts receivable. While our cash and cash equivalents are managed by reputable financial institutions, the Company’s cash balances with the individual institutions may at times exceed the federally insured limits. At September 30, 2021, substantially all of the Company’s cash and cash equivalents were held at two financial institutions. The Company believes these financial institutions are financially sound and that minimal credit risk exists. The Company receives payment for medical services provided to patients by its physicians through contracts with payers. Six payers within the network accounted for approximately 84% and 85% of such payments for the three month periods ended September 30, 2021 and 2020, respectively, and 82% for both the nine month periods ended September 30, 2021 and 2020, respectively. The Company evaluates accounts receivable to determine if they will ultimately be collected. In performing this evaluation, significant judgments and estimates are involved, such as past experience, credit quality, age of the receivable balance and current economic conditions that may affect ability to pay. As of September 30, 2021 and December 31, 2020, the Company had six payers within the network that made up approximately 71% and 70% of accounts receivable, respectively.